                           AMERICAN PERFORMANCE FUNDS

SUPPLEMENT DATED MARCH 9, 2005 TO THE MONEY MARKET FUNDS, BOND FUNDS AND EQUITY
                     FUNDS PROSPECTUS DATED JANUARY 1, 2005

This Supplement updates information in the Prospectus regarding the persons primarily responsible for the day-to-day management of certain funds and adds Nelson Ramos Da Conceicao as a co-portfolio manager of the Growth Equity Fund and the Small Cap Equity Fund.

PORTFOLIO MANAGERS

The information on page 79 of the Prospectus is replaced in its entirety with the following:

The persons primarily responsible for the day-to-day management of each Fund, as well as their previous business experience, are as follows:

PORTFOLIO
MANAGER            FUND(S)                         BUSINESS EXPERIENCE
---------     ------------------   ---------------------------------------------------
J. Brian      Bond Fund,           Since 1993, Mr. Henderson has been a portfolio
Henderson     Intermediate Bond    manager at BOk Investment Advisers, Inc. In 1991,
              Fund, Intermediate   Mr. Henderson joined BOk Investment Advisers, Inc.
              Tax-Free Bond        as a Government Securities Trader and was named
              Fund, and Short-     Investment Officer of the Capital Market Division
              Term Income Fund     in 1992. Prior to joining BOk Investment Advisers,
                                   Inc., Mr. Henderson was a Financial Consultant and
                                   Equity Analyst with Southwest Securities in Dallas,
                                   Texas.
Grafton M.    Balanced Fund,       Since 1988, Mr. Potter has served as Director of
Potter        Equity Fund,         Equity Research at BOk Investment Advisers, Inc.
              Growth Equity
              Fund, and Small
              Cap Equity Fund
Michael P.    Short-Term Income    Since 2003, Mr. Maurer has been a fixed income fund
Maurer        Fund, Intermediate   manager at BOk Investment Advisers, Inc. Prior to
              Bond Fund, and       joining BOk Investment Advisers, Inc., Mr. Maurer
              Bond Fund            was a corporate bond/high yield trader at A.G.
                                   Edwards & Sons, Inc., in St. Louis, MO for 9 years.
                                   He also performed as a market analyst/debt
                                   strategist for A.G. Edwards.
Michael C.    Equity Fund          Since 2000, Mr. Schloss has been an equity fund
Schloss                            manager at BOk Investment Advisers, Inc. Prior to
                                   joining BOk Investment Advisers, Inc., Mr. Schloss
                                   was an investor relations analyst for The Williams
                                   Companies. He began his career as a financial
                                   consultant with Merrill Lynch in 1992. He also
                                   worked as an equity analyst for PRP Performa AG in
                                   Vaduz, Liechtenstein in 1998.
Nelson Ramos  Growth Equity Fund   Since 2005, Mr. Da Conceicao has been an equity
Da Conceicao  and Small Cap        fund manager at BOk Investment Advisers, Inc. In
              Equity Fund          June 2004, Mr. Da Conceicao joined BOk Investment
                                   Advisers, Inc. as a director of equity quantitative
                                   research. Prior to joining BOk Investment Advisers,
                                   Inc., Mr. Da Conceicao was a consultant for
                                   MSCI-Barra. He began his career as an equity
                                   derivatives trader with Societe Generale in 1998.

                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

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